Financial Risk Management	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Financial Risk Management
NOTE 2. FINANCIAL RISK MANAGEMENT
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk), credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group.
The Group hedges its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using natural hedging by holding currency that matches forecast expenditure in each of the major foreign currencies used (AUD, EUR, USD). The Group may use derivative financial instruments such as foreign exchange contracts to hedge certain risk exposures when the Group expects a major transaction in the currency other than the major foreign currencies used by the Group. The Group uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis and cash flow forecasting in the case of foreign exchange and aging analysis for credit risk.
Risk management is carried out by senior management under policies approved by the board of
directors. Management identifies, evaluates and hedges financial risks in close co-operation with the Group’s operating units. The board provides the principles for overall risk management, as well as policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, use of derivative financial instruments and non-derivative financial instruments, and investment of excess liquidity.
(a) Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risk arising from various currency exposures, primarily with respect to the US dollar and Euro.
Foreign exchange risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the entity’s functional currency. The risk is measured using sensitivity analysis and cash flow forecasting.
Management has set up a policy to manage the company’s exchange risk within the Group companies. The Group may hedges its foreign exchange risk exposure arising from future commercial transactions and recognized assets and liabilities using forward contracts or natural hedging.
The Group considers using forward exchange contracts to cover anticipated cash flow in USD and Euro periodically. The Group holds forward contract with major financial institutions. These instruments are classified as financial instruments at fair value through profit or loss in accordance with AASB 9. The forward contracts are measured at fair value through profit or loss (FVTPL). Changes in fair value are recogni
z
ed immediately in the consolidated statement of profit or loss.
For the year ended 30 June 2025, the Group recogni
z
ed a net gain of $9,242 (2024: $nil) arising from the change in fair value of forward exchange contracts not designated as hedging instruments. The fair value of the forward contract is determined using observable market inputs (Level 2 of the fair value hierarchy, as explained in
n
ote 2(d)(i)), including forward exchange rates and interest rate curves.
This policy is reviewed regularly by directors from time to time. There were no outstanding foreign exchange contracts as at June 30, 2024 and June 30, 2023.
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2025		June 30, 2024
	USD	EUR	USD	EUR
Cash in bank	10,472,161	1,872,038	16,024,380	64,516,106
Short term investment	12,500,366	—	—	—
Forward contract	—	18,528,000	—	—
Trade and other receivables	—	—	27,456	5,439,790
Trade and other payables	(1,777,611)	(25,164)	(370,607)	(3,006,610)
Sensitivity
Based on the financial assets and liabilities held at June 30, 2025, had the Australian dollar weakened/ strengthened by 10% against the US dollar with all other variables held constant, the Group’s post-tax loss for the year would have been $2,119,492 lower / $2,119,492 higher (2024 – $1,568,123 lower / $1,568,123 higher).
Based on the financial instruments held at June 30, 2025, had the Australian dollar weakened/ strengthened by 10% against the EURO with all other variables held constant, the Group’s post-tax loss for the year would have been $2,037,487 lower/ $2,037,487 higher (2024 – $6,694,929 lower/ $6,694,929 higher), mainly as a result of foreign exchange gains/losses on translation of Euro denominated financial instruments. Any changes in post-tax loss will have an equivalent change to equity.
Currently the Group’s exposure to other foreign exchange movements is not material.

(b) Credit risk
Credit risk is managed on a Group basis. Credit risk arises from cash and cash equivalents, short term investments
and
receivables. Cash and cash equivalents and short term investments consist primarily of deposits with banks for only independently rated parties with a minimum rating of ‘A’ according to reputable ratings agencies. Receivables consist primarily of amounts recoverable from governments of Australia and France, where the risk of non-recoverability is minimal.
Further, the credit quality of cash and cash equivalents, short term investments and receivables are neither past due nor impaired and can be assessed by reference to external credit ratings:

	June 30, 2025	June 30, 2024
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	129,692,994	181,876,455
(c) Liquidity risk
Prudent liquidity risk management implies maintaining sufficient cash to meet obligations when due. At the end of the reporting period the Group held deposits at call and short-term deposits which mature within three months from acquisition comprise of $67,408,215 (2024 – $161,790,147) that are expected to readily generate cash inflows for managing liquidity risk. Management monitors rolling forecasts of the Group’s liquidity reserve cash and cash equivalents (note 7) on the basis of expected cash flows. In addition, the Group’s liquidity management policy involves projecting cash flows in major currencies and considering the level of liquid assets necessary to meet these.
As outlined in
n
ote 3, the company’s monitoring of its cash requirements extends to the consideration of potential capital raising strategies and an active involvement with its institutional and retail investor base.
Maturities of financial liabilities
The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities for:
(a) all non-derivative financial liabilities, and
(b) net and gross settled derivative financial instruments for which the contractual maturities are essential for an understanding of the timing of the cash flows.
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

					Carrying
Contractual maturities of financial liabilities At June 30, 2025	Less than 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cash flows $	Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	10,634,558	—	—	10,634,558	10,634,558
Convertible note liability (refer note 17)	1,117,255	—	—	1,117,255	1,104,878
Lease liability	230,499	158,259	179,588	568,346	520,304

	11,982,312	158,259	179,588	12,320,159	12,259,740

Contractual maturities of financial liabilities At June 30, 2024	Less than 12 months $	Between 1 and 2 years $	Between 2 and 5 years $	Total contractual cash flows $	Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	9,562,165	—	—	9,562,165	9,562,165
Convertible note liability (refer note 17)	—	1,117,255	—	1,117,255	960,763
Lease liability	264,842	175,428	265,907	706,177	640,865

	9,827,007	1,292,683	265,907	11,385,597	11,163,793

(d) Fair value measurements
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2025 and June 30, 2024 on a recurring basis:

At June 30, 2025	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	62,284,779	—	—	62,284,779
Derivative financial asset	—	9,242	—	9,242
Total financial assets	62,284,779	9,242	—	62,294,021
Financial Liabilities
Convertible note liability	—	—	1,104,878	1,104,878

Total financial liabilities	—	—	1,104,878	1,104,878

At June 30, 2024	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	20,086,308	—	—	20,086,308
Total financial assets	20,086,308	—	—	20,086,308
Financial Liabilities
Convertible note liability	—	—	960,763	960,763

Total financial liabilities	—	—	960,763	960,763

(i) Valuation techniques used to determine fair values
Level 1: The fair value of financial instruments trade in active markets (such as publicly traded derivatives, and trading and available-for-sale securities) is based on quoted (unadjusted) market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
Level 2: The fair value of financial instruments that are not traded in an active market (for example over-the-counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.
Specific valuation techniques used to value financial instruments include:

•	The use of quoted market prices or dealer quotes for similar instruments

•	The fair value of interest rate swaps is calculated as the present value of the estimated future cash flows based on observable yield curves

•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date

•	The fair value of the remaining financial instruments is determined using discounted cash flow analysis.

(ii) Fair value measurements using value techniques

•	Level 1: financial instruments consist of short-term deposits and level 2 consist of derivative financial asset.

•	Level 3: financial instruments consist of convertible notes. Refer to note 17 for details of fair value measurement.
(iii) Valuation inputs and relationships to fair value
The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair Value at June 30, 2025 $	Unobservable inputs	Range of inputs
Convertible note	1,104,878	Face Value	859,427
		Interest Rate of Note	3%
		Risk adjusted Interest rate	15%
(iv) Valuation process
The convertible note has continued to be valued using a discounted cash flow model.